Revenue Recognition	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4: Revenue Recognition
Disaggregated Revenues
The Company’s primary business involves the ownership of utilities that provide water and wastewater services to residential, commercial, industrial, public authority, fire service and sale for resale customers, collectively presented as the “Regulated Businesses.” The Company also operates other businesses that provide water and wastewater services to the U.S. government on military installations, as well as municipalities, collectively presented throughout this Form
10-Q
within “Other.”
Presented in the table below are operating revenues disaggregated for the three months ended June 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$689	$—	$689
Commercial	259	—	259
Fire service	49	—	49
Industrial	56	—	56
Public and other	85	—	85

Total water services	1,138	—	1,138
Wastewater services:
Residential	74	—	74
Commercial	25	—	25
Industrial	3	—	3
Public and other	11	—	11

Total wastewater services	113	—	113
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	4	4
Lease contract revenue	—	1	1

Total Regulated Businesses	1,263	5	1,268

Other	87	—	87

Total operating revenues	$1,350	$5	$1,355

(a)
Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of Accounting Standards Codification Topic 606,
Revenue From Contracts With Customers
(“ASC 606”), and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended June 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$637	$—	$637
Commercial	243	—	243
Fire service	48	—	48
Industrial	46	—	46
Public and other	78	—	78

Total water services	1,052	—	1,052
Wastewater services:
Residential	71	—	71
Commercial	21	—	21
Industrial	5	—	5
Public and other	10	—	10

Total wastewater services	107	—	107
Miscellaneous utility charges	14	—	14
Alternative revenue programs	—	4	4
Lease contract revenue	—	1	1

Total Regulated Businesses	1,173	5	1,178

Other	99	(1)	98

Total operating revenues	$1,272	$4	$1,276

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the six months ended June 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,282	$—	$1,282
Commercial	488	—	488
Fire service	97	—	97
Industrial	104	—	104
Public and other	155	—	155

Total water services	2,126	—	2,126
Wastewater services:
Residential	148	—	148
Commercial	47	—	47
Industrial	5	—	5
Public and other	20	—	20

Total wastewater services	220	—	220
Miscellaneous utility charges	24	—	24
Alternative revenue programs	—	6	6
Lease contract revenue	—	3	3

Total Regulated Businesses	2,370	9	2,379

Other	183	—	183

Total operating revenues	$2,553	$9	$2,562

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the six months ended June 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,197	$—	$1,197
Commercial	455	—	455
Fire service	93	—	93
Industrial	91	—	91
Public and other	145	—	145

Total water services	1,981	—	1,981
Wastewater services:
Residential	139	—	139
Commercial	39	—	39
Industrial	10	—	10
Public and other	20	—	20

Total wastewater services	208	—	208
Miscellaneous utility charges	25	—	25
Alternative revenue programs	—	10	10
Lease contract revenue	—	3	3

Total Regulated Businesses	2,214	13	2,227

Other	192	(1)	191

Total operating revenues	$2,406	$12	$2,418

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Contract Balances
Contract assets and contract liabilities are the result of timing differences between revenue recognition, billings, and cash collections. In the Company’s Military Services Group (“MSG”), certain contracts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Contract assets are recorded when billing occurs subsequent to revenue recognition and are reclassified to accounts receivable when billed and the right to consideration becomes unconditional. Contract liabilities are recorded when the Company receives advances from customers prior to satisfying contractual performance obligations, particularly for construction contracts, and are recognized as revenue when the associated performance obligations are satisfied.
Contract assets of $188 million and $171 million are included in Unbilled revenues on the Consolidated Balance Sheets as of June 30, 2026, and December 31, 2025, respectively. Also, contract assets of $4 million and $5 million are included in other long-term assets on the Consolidated Balance Sheets as of June 30, 2026, and December 31, 2025, respectively. Contract liabilities of $24 million and $19 million are included in other current liabilities on the Consolidated Balance Sheets as of June 30, 2026, and December 31, 2025, respectively. Also, contract liabilities of $17 million and $19 million are included in other long-term liabilities on the Consolidated Balance Sheets as of June 30, 2026, and December 31, 2025, respectively. Revenues recognized for the six months ended June 30, 2026 and 2025, from amounts included in contract liabilities were $42 million and $46 million, respectively.
Remaining Performance Obligations
Remaining performance obligations (“RPOs”) represent revenues the Company expects to recognize in the future from contracts that are in progress. The Company enters into agreements for the provision of services to water and wastewater facilities for the U.S. military, municipalities and other customers. As of June 30, 2026, the Company’s operation and maintenance (“O&M”) and capital improvement contracts have RPOs. Contracts with the U.S. government for work on various military installations expire between 2051 and 2073 and have RPOs of $7.4 billion as of June 30, 2026, as measured by estimated remaining contract revenue. Such contracts are subject to customary termination provisions held by the U.S. government, prior to the agreed-upon contract expiration. Contracts with municipalities and commercial customers expire between 2031 and 2038 and have RPOs of $521 million as of June 30, 2026, as measured by estimated remaining contract revenue.